First Data Corporation Stockholder's Equity and Redeemable Noncontrolling Interest - Schedule of Accumulated Other Comprehensive Income (Loss) (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Unrealized gains (losses) on securities
Beginning Balance			$ (5)	$ 2	$ 2	$ 1	$ 1
Pretax Gain (Loss) Amount					(7)	2	0
Tax (Benefit) Expense					0	1	0
Net-of-Tax Amount	$ (1)	$ (1)	5	0	(7)	1	0
Ending Balance					(5)	2	1
Unrealized gains (losses) on hedging activities
Beginning Balance						0	(72)
Pretax Gain (Loss) Amount							115
Tax (Benefit) Expense							43
Net-of-Tax Amount					0	0	72
Ending Balance							0
Foreign currency translation adjustment
Beginning Balance			(801)	(504)	(504)	(426)	(439)
Pretax Gain (Loss) Amount					(298)	(103)	29
Tax (Benefit) Expense					(1)	(25)	16
Net-of-Tax Amount					(297)	(78)	13
Ending Balance					(801)	(504)	(426)
Pension liability adjustments
Beginning Balance			(123)	(87)	(87)	(127)	(88)
Pretax Gain (Loss) Amount					(35)	64	(62)
Tax (Benefit) Expense					1	24	(23)
Net-of-Tax Amount	2	$ 0	2	1	(36)	40	(39)
Ending Balance					(123)	(87)	(127)
Other comprehensive income
Accumulated loss included in other comprehensive income (loss) at beginning of the period			(929)	$ (589)	(589)	(552)	(598)
Pretax Gain (Loss) Amount					(340)	(37)	82
Tax (Benefit) Expense					0	0	36
Net-of-Tax Amount					(340)	(37)	46
Accumulated gain (loss) included in other comprehensive income (loss) at end of the period	$ (1,050)		$ (1,050)		$ (929)	$ (589)	$ (552)